Income Taxes - Summary of Components of Deferred Income Tax Balances (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 1,365	$ 1,508	$ 1,965
Adoption Of IFRS 16 [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 21